SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2020
Intellectual Property - Licences
Statement Line Items [Line Items]
Method	Straight-line
Rate	5 years
Brand Name
Statement Line Items [Line Items]
Method	N/A
Rate	Indefinite
Equipment
Statement Line Items [Line Items]
Method	Straight-line
Rate	5 years
Furnitures and Fixtures
Statement Line Items [Line Items]
Method	Straight-line
Rate	5 years
Leasehold Improvements
Statement Line Items [Line Items]
Method	Straight-line
Rate	Over the lease term
Computer Equipment
Statement Line Items [Line Items]
Method	Straight-line
Rate	2 years